Segment reporting (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Schedule Financial Information by Segment
The Group did not identify any relevant geographic areas.

(in thousands of USD)	For the six month period ended				For the six month period ended
	June 30, 2018				June 30, 2017

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Revenue	202,746	24,323	(24,321)	202,748	290,620	32,437	(32,466)	290,591

Profit (loss) before income tax	(60,168)	9,279	(854)	(51,743)	(11,446)	18,445	2,563	9,562

(in thousands of USD)	June 30, 2018				December 31, 2017

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Non-current assets	3,705,362	170,603	(136,474)	3,739,491	2,504,467	179,062	(153,192)	2,530,337

Current assets	448,021	14,421	(14,824)	447,618	281,132	11,581	(12,077)	280,636

TOTAL ASSETS	4,153,383	185,024	(151,298)	4,187,109	2,785,599	190,643	(165,269)	2,810,973

Equity	2,302,842	33,737	1	2,336,580	1,820,887	25,473	1	1,846,361

Non-current liabilities	1,428,312	127,417	(127,417)	1,428,312	805,872	164,442	(164,442)	805,872

Current liabilities	422,229	23,870	(23,882)	422,217	158,840	728	(828)	158,740

TOTAL LIABILITIES	4,153,383	185,024	(151,298)	4,187,109	2,785,599	190,643	(165,269)	2,810,973